Note 16 - Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	[1]	$ 4,447	$ 0	$ 0
Caledonia Holdings Zimbabwe (Private) Limited [member] | Mining [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		2,942	0	0
Caledonia Holdings Zimbabwe (Private) Limited [member] | Services [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		1,805	1,805	1,205
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		260	227	130
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		0	69	5
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	[2]	144	176	139
Unused tax losses [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		$ 9,598	$ 2,277	$ 1,479

[1]	Assessed losses of Bilboes of $3,763 was acquired during 2023.
[2]	Assessed losses of Greenstone Management Services (Pty) Ltd (UK) are not carried over and reset to zero each year.